Fees Summary	Feb. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,245,000
Previously Paid Amount	0.00
Total Fee Amount	2,640.21
Total Offset Amount	0.00
Net Fee	2,640.21
Narrative - Max Aggregate Offering Price	$ 17,245,000
Final Prospectus	true